Share-based payments - Range of exercise price (Details)	12 Months Ended
	Dec. 31, 2022 EquityInstruments $ / shares	Dec. 31, 2021 EquityInstruments $ / shares	Dec. 31, 2020 EquityInstruments $ / shares	Oct. 31, 2022 $ / shares	Jul. 31, 2022 $ / shares	Apr. 30, 2022 $ / shares	Oct. 31, 2021 $ / shares	Jul. 31, 2021 $ / shares	Apr. 30, 2021 $ / shares	Oct. 31, 2020 $ / shares	Jun. 30, 2020 $ / shares	Apr. 30, 2020 $ / shares	Dec. 31, 2019 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 381.97	$ 349.92	$ 303.83	$ 359.80	$ 372.69	$ 312.22	$ 301.02	$ 303.16	$ 275.33	$ 245.69	$ 240.70	$ 146.68
Number of share options outstanding in share-based payment arrangement | EquityInstruments	5,511,767	5,619,113	5,365,743										4,358,069
Weighted average remaining contractual life	6 years 2 months 12 days	6 years 3 months 18 days	7 years 29 days
2.6 - 4.21
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	24,870
Weighted average remaining contractual life	1 year 9 months
7.65 - 10.1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	316,661
Weighted average remaining contractual life	2 years 3 months 14 days
11.03 - 15.07
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	246,983
Weighted average remaining contractual life	3 years 7 months 28 days
19.64 - 22.58
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	346,376
Weighted average remaining contractual life	4 years 10 months 24 days
86.2 - 92.07
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	420,331
Weighted average remaining contractual life	4 years 3 months 25 days
121.05 - 144.79
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	1,049,690
Weighted average remaining contractual life	5 years 3 months 25 days
209.21 - 264.09
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	1,382,627
Weighted average remaining contractual life	6 years 5 months 4 days
272.09 - 329.79
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	816,786
Weighted average remaining contractual life	7 years 7 months 6 days
381.31 - 393.04
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	907,443
Weighted average remaining contractual life	9 years 4 months 17 days
Minimum | 2.6 - 4.21
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 2.6
Minimum | 7.65 - 10.1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	7.65
Minimum | 11.03 - 15.07
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	11.03
Minimum | 19.64 - 22.58
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	19.64
Minimum | 86.2 - 92.07
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	86.2
Minimum | 121.05 - 144.79
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	121.05
Minimum | 209.21 - 264.09
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	209.21
Minimum | 272.09 - 329.79
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	272.09
Minimum | 381.31 - 393.04
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	381.31
Maximum | 2.6 - 4.21
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	4.21
Maximum | 7.65 - 10.1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	10.1
Maximum | 11.03 - 15.07
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	15.07
Maximum | 19.64 - 22.58
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	22.58
Maximum | 86.2 - 92.07
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	92.07
Maximum | 121.05 - 144.79
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	144.79
Maximum | 209.21 - 264.09
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	264.09
Maximum | 272.09 - 329.79
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	329.79
Maximum | 381.31 - 393.04
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 393.04